Loans to Third Parties (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' Equity [Line Items]
Schedule of loans to third parties
	As of December 31,
	2019	2018
Jianuo Finance Lease (Shanghai) Co., Ltd (1)	$1,723,692	$-
Shandong Daohong Industry and Trade Co., Ltd (2)	711,023	-
Qingdao Manster Digital Technology Co., Ltd (3)	2,872,820	-
Total	5,307,535	-
Less: current portion	(2,434,715)	-
Loans to third parties – noncurrent portion	$2,872,820	$-

(1) Hengpu, the Group's newly acquired VIE on December 31, 2019, had a loan receivable of $1,723,692 (or RMB 12 million) from Jianuo Finance Lease (Shanghai) Co., Ltd. The loan earns interest of 1.2% and its principal and interest are due on January 10, 2020. The Group fully collected the loan receivable on January 9, 2020.

(2) Taiding, a subsidiary of the Group, made a loan of $711,023 (or RMB 4.95 million) to Shandong Daohong industry and Trade Co., Ltd. ("Daohong") on December 26, 2019. The loan earns interest of 7% and its principal and interest are due on June 25, 2020.

(3) Fintech, the Group's newly acquired VIE on July 12, 2019, had a loan receivable of $2,872,820 (or RMB 20 million) from Qingdao Manster Digital Technology Co., Ltd ("Manster") earns interest of 4.8%. The principal of loan is due on December 9, 2024 and the interest is due on annual basis. Manster is a financial software and network services provider, which provides integrated financial management solutions and big data risk analytical systems in the PRC.